SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 20 – SUBSEQUENT EVENTS We have evaluated all events or transactions that occurred after December 31, 2016 up through the date we issued the consolidated financial statements.